Submission	Nov. 07, 2024
Submission [Line Items]
Central Index Key	0000910406
Registrant Name	The Hain Celestial Group, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES